General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses.
General and Administrative Expenses

12.General and Administrative Expenses

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Professional and consulting fees	$10,697	$2,049
Investor relations	6,204	858
Office and sundry	2,023	303
Salaries and wages	3,412	916
Director fees	404	195
Share-based compensation	33,370	3,263
Transfer agent and filing fees	82	6
Travel expenses	341	133
Other expenses	50	—
General and Administration Expenses	$56,583	$7,723